Stock based compensation - Schedule of outstanding share-based payment awards (Details) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Jan. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 1.97	$ 1.80	$ 2.45
Number of shares (in shares)	4,978,344	4,644,835	1,833,679
Approved EMI scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)		50,077
Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)		4,594,758
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 0.05	$ 0.05	$ 0.05
Number of shares (in shares)	84,615	138,461	162,851
Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 1.45	$ 1.45
Number of shares (in shares)	559,788	3,358,732
April 7, 2011 | Approved EMI scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 5.30
Number of shares (in shares)		1,174
May 10, 2012 | Approved EMI scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 4.85
Number of shares (in shares)		30,009
December 24, 2012 | Approved EMI scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 6.85
Number of shares (in shares)		4,300
January 31, 2013 | Approved EMI scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 1.59
Number of shares (in shares)		14,594
December 18, 2013 | Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 1.64
Number of shares (in shares)		15,272
July 15, 2014 | Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 6.90
Number of shares (in shares)		20,000
June 23, 2016 | Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 0.05
Number of shares (in shares)		22,115
October 19, 2018 | Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 1.92
Number of shares (in shares)		788,377
October 19, 2018 | Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 1.92
Number of shares (in shares)		762,994
March 29, 2019 | Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 1.79
Number of shares (in shares)		916,000
March 29, 2019 | Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 1.79
Number of shares (in shares)		1,300,000
December 23, 2019 | Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 1.36
Number of shares (in shares)		600,000
December 23, 2019 | Unapproved scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 1.36
Number of shares (in shares)		170,000
January 11, 2019 | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 0.05
Number of shares (in shares)		138,461
December 24, 2019 | Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 1.45
Number of shares (in shares)		3,358,732